Note 2 - Summary of Significant Accounting Policies (Details) - Carrying Values and Estimated Fair Values of Outstanding Notes (USD $)	Dec. 31, 2013
Related Party BSC Convertible Notes Payable [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Carrying Values and Estimated Fair Values of Outstanding Notes [Line Items]
Carrying Value	$ 4,338,601
Estimated Fair Value	4,000,842
Convertible Note Payable [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Carrying Values and Estimated Fair Values of Outstanding Notes [Line Items]
Carrying Value	3,852,183
Estimated Fair Value	3,852,183
Junior Secured Notes Payable [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Carrying Values and Estimated Fair Values of Outstanding Notes [Line Items]
Carrying Value	232,405
Estimated Fair Value	$ 2,095,610